Schedule of estimated amortization expense (Details)	Dec. 31, 2024 SGD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 697,283
2026	697,283
2027	572,669
2028	279,415
Total amortization expense	$ 2,246,650